GOODWILL (Details) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Change in the net carrying amount of goodwill
Goodwill at beginning of period	₽ 39,107	₽ 34,281
Goodwill at end of period	38,675	39,107
Russia Convergent
Change in the net carrying amount of goodwill
Goodwill at beginning of period	30,658	28,781
Goodwill at end of period	30,804	30,658
Moscow Fixed Line
Change in the net carrying amount of goodwill
Goodwill at beginning of period	1,377	1,164
Goodwill at end of period	1,336	1,377
Ukraine
Change in the net carrying amount of goodwill
Goodwill at beginning of period	106	87
Goodwill at end of period		106
Other
Change in the net carrying amount of goodwill
Goodwill at beginning of period	6,966	4,249
Goodwill at end of period	6,535	6,966
Carrying value
Change in the net carrying amount of goodwill
Goodwill at beginning of period	44,613	39,263
Acquisitions (Note 4)	105	4,602
Impairment		(524)
Disposal of VF Ukraine (Note 10)	(114)
Currency translation adjustment	(423)	748
Goodwill at end of period	44,181	44,613
Carrying value | Russia Convergent
Change in the net carrying amount of goodwill
Goodwill at beginning of period	32,124	30,247
Acquisitions (Note 4)	105	1,877
Reclassification	41
Goodwill at end of period	32,270	32,124
Carrying value | Moscow Fixed Line
Change in the net carrying amount of goodwill
Goodwill at beginning of period	1,377	1,164
Acquisitions (Note 4)		213
Reclassification	(41)
Goodwill at end of period	1,336	1,377
Carrying value | Ukraine
Change in the net carrying amount of goodwill
Goodwill at beginning of period	106	87
Disposal of VF Ukraine (Note 10)	(114)
Currency translation adjustment	8	19
Goodwill at end of period		106
Carrying value | Other
Change in the net carrying amount of goodwill
Goodwill at beginning of period	11,006	7,765
Acquisitions (Note 4)		2,512
Impairment		(524)
Currency translation adjustment	(431)	729
Goodwill at end of period	10,575	11,006
Accumulated impairment
Change in the net carrying amount of goodwill
Goodwill at beginning of period	(5,506)	(4,982)
Goodwill at end of period	(5,506)	(5,506)
Accumulated impairment | Russia Convergent
Change in the net carrying amount of goodwill
Goodwill at beginning of period	(1,466)	(1,466)
Goodwill at end of period	(1,466)	(1,466)
Accumulated impairment | Other
Change in the net carrying amount of goodwill
Goodwill at beginning of period	(4,040)	(3,516)
Goodwill at end of period	₽ (4,040)	₽ (4,040)